CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Baozun shareholders' equity CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2020	¥ 145		¥ 5,207,631	¥ 952,001	¥ (48,756)	¥ 6,111,021	¥ 22,582	¥ 6,133,603
Beginning balance (in shares) at Dec. 31, 2020 | shares	233,805,853
Net loss				(219,830)		(219,830)	13,867	(205,963)
Net income attributable to redeemable non-controlling interests							(12,362)	(12,362)
Share repurchase		¥ (1,060,353)				(1,060,353)		¥ (1,060,353)
Share repurchase (in shares) | shares		27,191,731
Cancellation of treasury shares (Note 17) (in shares) | shares								19,042,105	19,042,105
Cancellation of treasury shares (Note 17) | $									$ 105,000
Cancellation and return of loaned ADS | shares								(12,692,328)	(12,692,328)
Share-based compensation			196,547			196,547		¥ 196,547
Exercise of share options and vesting of RSUs			52			52		52
Exercise of share options and vesting of RSUs (in shares) | shares	2,180,370
Foreign currency translation adjustment					(53,847)	(53,847)		(53,847)
Cancellation of share repurchased	¥ (12)	¥ 674,411	(367,353)	(307,046)
Cancellation of share repurchased (in shares) | shares	(19,042,105)	(19,042,105)
Tax effect relating to the investment from Cainiao			(82,094)			(82,094)		(82,094)
Acquisition of non-controlling interest			4,863			4,863	(16,361)	(11,498)
Non-controlling interest acquired from business combinations							155,584	155,584
Ending balance at Dec. 31, 2021	¥ 133	¥ (385,942)	4,959,646	425,125	(102,603)	4,896,359	163,310	5,059,669
Ending balance (in shares) at Dec. 31, 2021 | shares	216,944,118	8,149,626
Net loss				(653,290)		(653,290)	42,916	(610,374)
Net income attributable to redeemable non-controlling interests							(43,759)	(43,759)
Share repurchase		¥ (446,636)				(446,636)		(446,636)
Share repurchase (in shares) | shares		24,203,643
Cancellation and return of loaned ADS	¥ (9)		9
Cancellation and return of loaned ADS | shares	(12,692,328)
Share-based compensation			142,381			142,381		142,381
Exercise of share options and vesting of RSUs			3			3		3
Exercise of share options and vesting of RSUs (in shares) | shares	4,503,090
Foreign currency translation adjustment					118,281	118,281		118,281
Acquisition of non-controlling interest			1,095			1,095	(6,465)	(5,370)
Non-controlling interest acquired from business combinations							9,830	9,830
Deconsolidation of a subsidiary due to loss of control			26,029			26,029	(12,098)	13,931
Capital contribution from noncontrolling interests			(60)			(60)	360	300
Ending balance at Dec. 31, 2022	¥ 124	¥ (832,578)	5,129,103	(228,165)	15,678	4,084,162	154,094	4,238,256
Ending balance (in shares) at Dec. 31, 2022 | shares	208,754,880	32,353,269
Net loss				(278,422)		(278,422)	55,646	(222,776)	$ (31,377)
Net income attributable to redeemable non-controlling interests							(45,969)	¥ (45,969)	$ (6,475)
Cancellation of treasury shares (Note 17) (in shares) | shares	32,353,269	32,353,269						32,353,269	32,353,269
Cancellation of treasury shares (Note 17)	¥ 23	¥ (832,578)	832,555
Share-based compensation			94,971			94,971		¥ 94,971
Exercise of share options and vesting of RSUs			1			1		1
Exercise of share options and vesting of RSUs (in shares) | shares	4,801,007
Foreign currency translation adjustment					16,573	16,573		16,573	$ 2,334
Acquisition of non-controlling interest			(2,263)			(2,263)	(558)	(2,821)
Capital contribution from noncontrolling interests							2,736	2,736
Additional paid-in capital settlement of derivative liabilities with shares								182,200
Settlement of derivative liabilities with Cainiao with shares of a subsidiary (Note 16)			182,182			182,182		182,182
Acquisition of a subsidiary							5,325	5,325
Dividend to non-controlling interest shareholders							(1,600)	(1,600)
Ending balance at Dec. 31, 2023	¥ 101		¥ 4,571,439	¥ (506,587)	¥ 32,251	¥ 4,097,204	¥ 169,674	¥ 4,266,878	$ 600,979
Ending balance (in shares) at Dec. 31, 2023 | shares	181,202,618